Income Tax/Deferred Tax	12 Months Ended
Dec. 31, 2021
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Income Tax/Deferred Tax
NOTE 41. INCOME TAX/DEFERRED TAX

The following is a reconciliation of income tax charged to income as of December 31, 2021, as compared to the previous fiscal year:

	12.31.21	12.31.20	12.31.19
Income Before Income Tax for the Year	47,622,602	69,377,872	83,825,371
Current Tax Rate	35%	30%	30%

Income for the Year at Tax Rate	(16,667,911)	(20,813,362)	(25,147,611)
Permanent Differences at Tax Rate
- Income for Equity Instruments	(45,204)	(56,627)	—
- Untaxed Income	202,679	251,935	196,511
- Donations and Other Non-deductible Expenses	(4,941)	(48,328)	(32,645)
- Other	234,292	(4,530,586)	(125,416)
- Inflation effect	(27,709,518)	(19,060,769)	(23,249,228)
- Tax Adjustment	443,643	1,049,733	(176,309)
- Tax inflation adjustment	27,101,964	4,369,780	2,537,212
- Tax inflation adjustment deferral	—	7,684,011	11,946,153

Total Income Tax Charge for the Year	(16,444,996)	(31,154,213)	(34,051,333)

	12.31.21	12.31.20	12.31.19
Current Income Tax	(12,966,517)	(40,218,255)	(31,335,461)
Deferred Tax Charge (*)	(4,264,741)	12,490,174	4,152,811
Update of the charge tax	(832,543)	(4,438,430)	(6,774,834)
Tax Return adjustment from previous fiscal year	1,618,805	1,012,298	(93,849)

Total Income Tax Charge for the Year	(16,444,996)	(31,154,213)	(34,051,333)

(*)	See Note 19.

	12.31.21	12.31.20	12.31.19
Current Income Tax	(12,966,517)	(40,218,255)	(31,335,461)
Tax Advances	3,817,169	17,233,657	10,139,883

Current Income Tax Liabilities	(9,149,348)	(22,984,598)	(21,195,578)

Tax Inflation Adjustment

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Law 27,430 introduced an amendment establishing that the subjects referred to in paragraphs a) to e) of Article 53 of the current Income Tax Act, for the purposes of determining the net taxable earnings, should deduct or incorporate the tax inflation adjustment to the tax income for the fiscal year being settled. Said adjustment would be applicable in the fiscal year where a variation percentage of the consumer price index is verified, greater than one hundred percent (100%), accumulated in the thirty-six (36) months prior to the closing of the fiscal year being settled.

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The positive or negative inflation adjustment, as the case may be, to be calculated, would be charged as follows: for the first and second fiscal years commenced on or after January 1, 2019, one sixth (1/6) had to be charged in that fiscal year, and the remaining five sixths (5/6), in equal parts, in the following five (5) immediate fiscal years. Later, for fiscal years commencing on or after January 1, 2021, the inflation adjustment would be charged in full (100%), with no deferral at all. In this regard, the whole inflation adjustment calculated for this year has to be included in the current fiscal year.

Banco Galicia, considering the jurisprudence on this matter, as evaluated by legal and tax advisers, submitted its annual income tax return for fiscal year 2020 to the Federal Administration of Public Revenues (Administración Federal de Ingresos Públicos, AFIP), considering the total effect of the tax inflation adjustment. See Note 19.
Tax rates
On December 23, 2019, the Argentine Executive Branch promulgated Law 27,541, which introduced several changes as detailed below:

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Income tax rate: the tax rate reduction is suspended for fiscal years commenced up to January 1, 2021, this date included therefore, for fiscal years closing on December 31, 2020 and December 31, 2021, the rate is established at 30%.

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Tax on Dividends: For the period of suspension of the aforementioned Income Tax rate, to dividends or profits distributed to human persons, undivided estates or foreign beneficiaries, the rate of 7% applies.

On June 16, 2021, Law 27,630 was enacted establishing a new graduated income tax rate structure for capital companies, with three segments in relation to the level of accumulated taxable net earnings, to be applied for fiscal years commencing on or after January 1, 2021, this date included.
The new rates within this procedure are as follows:

•	Up to Ps.5,000,000 of accumulated taxable net earnings will pay a 25% rate;

•	More than Ps.5,000,000, and up to Ps.50,000,000 of accumulated taxable net earnings will pay a Ps.1,250,000 fixed amount plus a 30% rate on the excess of Ps.5,000,000;

•	More than Ps.50,000,000 of accumulated taxable net earnings will pay a Ps.14,750,000 fixed amount plus a 35% rate on the excess of Ps.50,000,000;
The amounts provided for above will be annually adjusted as of January 1, 2022, based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), for the month of October of the year prior to the adjustment, against the same month of the previous year.
This amendment will be effective for fiscal years beginning on or after January 1, 2021.
The Company has recorded the impact of this change in these financial statements.

•	Tax on Dividends: It is established that, for the dividends or profits distributed to human persons, undivided estates or foreign beneficiaries, the rate of 7% applies.